CAPITAL LEASES PAYABLE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total capital leases payable	$ 77,083	$ 88,483	$ 127,443
Current maturities	32,815	27,965	41,590
Capital leases payable, less current maturities	44,268	60,518	85,853
April 2016 [Member]
Total capital leases payable	36,150	38,548	46,149
November 2014 [Member]
Total capital leases payable	15,123	17,183	24,186
May 2013 [Member]
Total capital leases payable	2,993	7,389	23,211
February 2015 [Member]
Total capital leases payable	$ 22,817	$ 25,363	$ 33,897